Basis of preparation	6 Months Ended
Dec. 31, 2022
Basis of preparation
Basis of preparation

2         Basis of preparation

The interim consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Accounting Standard 34 “Interim Financial Reporting”. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2022, as filed with the Securities and Exchange Commission on 23 September 2022, contained within the Company’s Annual Report on Form 20-F, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The report of the auditors on those financial statements was unqualified and did not contain an emphasis of matter paragraph. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

Going concern

The Group has cash resources as of 31 December 2022 of £31.0 million, with all funds held as cash and cash equivalents and therefore available on demand. As of 31 December 2022, the Group also has access to undrawn revolving facilities of £100 million.

The Group’s debt facilities include the $425 million senior secured notes and the $225 million secured term loan facility, the majority of which attract fixed interest rates. As of 31 December 2022, the Group also has £200 million of outstanding loans under our revolving facilities. The Group’s secured notes and term loan mature in 2027 and 2029 respectively. Of the Group’s total available revolving facilities of £300 million, £150 million expires in 2025 and £150m expires in 2027. As of 31 December 2022, the Company was in compliance with all debt covenants.

As a result of a detailed assessment, including prudent assumptions around the men’s first team’s performance, and with reference to the Group’s balance sheet, existing committed facilities, but also acknowledging the inherent uncertainty of the current economic outlook, Management has concluded that the Group is able to meet its obligations when they fall due for a period of at least 12 months after the date of this report. For this reason, the Group continues to adopt the going concern basis for preparing the unaudited interim consolidated financial statements.